REVENUE RECOGNITION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
SCHEDULE OF DISAGGREGATED REVENUES

Table 3: Disaggregated Revenue

	For the Three Months Ended March 31,
	2026	2025
Advisory consulting	$3,244,770	$3,835,414
Managed security service practice (MSSP)	22,500	31,513
Software as a service (Saas)	1,350	3,123
Revenue	$3,268,620	$3,870,050

Table 3: Disaggregated Revenue
	For the Year Ended December 31,
	2025	2024
Advisory consulting	$15,007,827	$17,441,216
Managed security service practice (MSSP)	112,725	318,079
Software as a service (Saas)	13,095	12,190
Revenue	$15,133,647	$17,771,485